Pacer Data and Digital Revolution ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Industrials - 6.7%
AAON, Inc.	798	$55,988
Atkore, Inc.(a)	373	56,894
Encore Wire Corp.	152	34,276
Hexatronic Group AB	1,830	3,904
Johnson Controls International PLC	6,668	351,337
Legrand SA	2,590	253,879
Lennox International, Inc.	349	149,428
Nexans SA	424	39,033
nVent Electric PLC	1,624	97,505
SPX Technologies, Inc.(a)	446	44,885
		1,087,129

Information Technology - 93.2%
A10 Networks, Inc.	721	9,640
Advanced Micro Devices, Inc.(a)	5,704	956,504
Akamai Technologies, Inc.(a)	1,476	181,887
Alteryx, Inc. - Class A(a)	621	29,473
Ambarella, Inc.(a)	385	20,236
Arista Networks, Inc.(a)	3,050	788,974
Belden, Inc.	406	30,117
BlackBerry Ltd.(a)	5,482	15,469
Broadcom, Inc.	1,457	1,719,259
Calix, Inc.(a)	641	21,268
Check Point Software Technologies Ltd.(a)	1,182	187,855
Ciena Corp.(a)	1,450	76,850
Cisco Systems, Inc.	14,293	717,223
CommScope Holding Co., Inc.(a)	2,080	4,826
CommVault Systems, Inc.(a)	426	39,056
Computacenter PLC	1,116	41,271
Confluent, Inc. - Class A(a)	2,146	47,985
Credo Technology Group Holding Ltd.(a)	1,471	30,170
Crowdstrike Holdings, Inc. - Class A(a)	2,218	648,765
CyberArk Software Ltd.(a)	401	93,625
Datadog, Inc. - Class A(a)	2,963	368,716
Digi International, Inc.(a)	345	8,387
Dropbox, Inc. - Class A(a)	2,595	82,210
DXC Technology Co.(a)	1,894	41,289
Dynatrace, Inc.(a)	2,884	164,388
Elastic NV(a)	966	113,080
Extreme Networks, Inc.(a)	1,266	17,104
F5, Inc.(a)	583	107,097
Fastly, Inc.(a)	1,282	25,794
Fortinet, Inc.(a)	7,528	485,481
Hewlett Packard Enterprise Co.	12,583	192,394
Infinera Corp.(a)	2,226	10,996
Informatica, Inc. - Class A(a)	2,419	72,570
Intel Corp.	14,879	640,987
InterDigital, Inc.	252	26,473
Juniper Networks, Inc.	3,129	115,648
Kingsoft Cloud Holdings Ltd.(a)	25,509	4,275
MaxLinear, Inc.(a)	799	16,635
MicroStrategy, Inc.(a)	124	62,150
MongoDB, Inc.(a)	701	280,765
Motorola Solutions, Inc.	1,629	520,466
NEC Networks & System Integration Corp.	1,455	23,820
NET One Systems Co. Ltd.	742	12,193
NetApp, Inc.	2,045	178,324
NetScout Systems, Inc.(a)	695	14,949
Nokia OYJ	55,844	201,514
Nutanix, Inc.(a)	2,383	133,925
NVIDIA Corp.	2,921	1,797,203
Okta, Inc.(a)	1,535	126,868
Oracle Corp. Japan	1,260	100,593
Palo Alto Networks, Inc.(a)	3,048	1,031,778
Pure Storage, Inc.(a)	3,055	122,169
Qualys, Inc.(a)	360	68,101
Rapid7, Inc.(a)	598	32,908
Seagate Technology Holdings PLC	2,047	175,387
Semtech Corp.(a)	630	12,499
SentinelOne, Inc. - Class A(a)	2,374	63,623
Snowflake, Inc.(a)	3,234	632,700
SolarWinds Corp.(a)	1,622	19,172
Splunk, Inc.(a)	1,655	253,827
Super Micro Computer, Inc.(a)	524	277,516
Telefonaktiebolaget LM Ericsson - Class B	30,243	168,977
Tenable Holdings, Inc.(a)	1,143	53,835
Teradata Corp.(a)	955	44,102
Trend Micro, Inc. (a)	1,371	79,760
Varonis Systems, Inc.(a)	1,063	47,707
Western Digital Corp.(a)	3,178	181,941
Zscaler, Inc.(a)	1,445	340,543
		15,213,292
TOTAL COMMON STOCKS (Cost $14,674,249)		16,300,421

TOTAL INVESTMENTS - 99.9% (Cost $14,674,249)		$16,300,421
Other Assets in Excess of Liabilities - 0.1%		16,400
TOTAL NET ASSETS - 100.0%		$16,316,821

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value. Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$16,300,421	$ -	$ -	$ -	$16,300,421
Total Investments in Securities	$16,300,421	$ -	$ -	$ -	$16,300,421

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.